Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
As of December 31, 2014, future minimum lease payments under noncancelable operating leases are as follows:

Duration	Amount
(in thousands)

January 1, 2015~December 31, 2015	$1,941
January 1, 2016~December 31, 2016	1,330
January 1, 2017~December 31, 2017	860
January 1, 2018~December 31, 2018	288
January 1, 2019~December 31, 2019	244
January 1, 2020~December 31, 2024	745
$5,408